Stock Options (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Stock options
Number of Options Shares, Beginning balance	150,633,000	83,133,001	58,133,001
Number of Options Shares, Granted		67,500,000	67,500,000
Number of Options Shares, Exercised	(1)		(42,500,000)
Number of Options Shares, Ending balance	150,633,001	150,633,001	83,133,001
Number of Options Shares exercisable Ending	120,591,791	87,212,671
Weighted Average Exercise Price
Weighted Average Exercises Price Beginning Balance	$ 0.0307	$ 0.0274	$ 0.03704
Number of Options Shares, Exercised	1		42,500,000
Weighted Average Exercise Price, Granted	$ 1,121,250,000	0.0045	$ 0.0104
Weighted Average Exercise Price Outstanding Ending Balacce	0.0306	0.0307	0.0274
Weighted Average Exercise Price Exercisable Ending Balacce	0.0371	0.0497
Exercise Price Range Per Share, Beginning balance		0.005	0.005
Exercise Price Range Per Share ,Granted	0.02	0.0045	0.05
Exercise Price Range Per Share Exercisable Ending balance		0.0045	1,121,250,000
Exercise Price Range Per Share. Exercised	1,121,250,000
Exercise Price Range Per Share, Ending balance		0.0045	0.005
Minimum [Member]
Weighted Average Exercise Price
Exercise Price Range Per Share ,Granted			0.005
Exercise Price Range Per Share Exercisable Ending balance	0.0045	0.0045
Minimum [Member] | Stock Option [Member]
Weighted Average Exercise Price
Exercise Price Range Per Share, Beginning balance	0.0045
Exercise Price Range Per Share Exercisable Ending balance	0.0045
Exercise Price Range Per Share, Ending balance	0.0045
Maximum [Member]
Weighted Average Exercise Price
Exercise Price Range Per Share, Beginning balance		1,121,250,000	1,121,250,000
Exercise Price Range Per Share ,Granted			$ 0.0375
Exercise Price Range Per Share Exercisable Ending balance	0.75	$ 1,121,250,000
Maximum [Member] | Stock Option [Member]
Weighted Average Exercise Price
Exercise Price Range Per Share, Beginning balance	1,121,250,000
Exercise Price Range Per Share Exercisable Ending balance	3.00
Exercise Price Range Per Share, Ending balance	$ 3.00